UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	141,819	$32,052,512	3.83%

Apparel Retail
The TJX Companies, Inc.	574,973	28,783,148	3.44

Automotive Retail
AutoZone, Inc.*	55,311	23,434,718	2.80

Biotechnology
Biogen Idec Inc.*	224,756	48,367,491	5.78
Gilead Sciences, Inc.*	850,794	43,569,161	5.20
		91,936,652	10.98

Brewers
Anheuser-Busch InBev N.V. Spon. ADR	306,916	27,702,238	3.31

Casinos & Gaming
Wynn Resorts Ltd.	217,591	27,851,648	3.33

Consumer Finance
American Express Company	363,355	27,164,420	3.24

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	227,000	41,484,250	4.95

Diversified Banks
Wells Fargo & Company	672,268	27,744,500	3.31

Fertilizers & Agricultural Chemicals
Monsanto Company	311,705	30,796,454	3.68

Footwear
NIKE, Inc. - Cl. B	436,622	27,804,089	3.32

Home Improvement Retail
The Home Depot, Inc.	421,919	32,686,065	3.90

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	15,156	957,708	0.11

Hypermarkets & Super Centers
Wal-Mart Stores, Inc.	351,257	26,165,134	3.12

Internet Software & Services
eBay, Inc.*	487,177	25,196,795	3.01
Google, Inc. - Cl. A*	46,233	40,702,146	4.86
		65,898,941	7.87

IT Consulting & Other Services
Accenture plc - Cl. A	334,085	$24,040,757	2.87%

Movies & Entertainment
The Walt Disney Company	258,979	16,354,524	1.95

Multi-Line Insurance
American International Group, Inc.*	734,393	32,827,367	3.92

Oil & Gas Equipment & Services
Schlumberger Ltd.	173,543	12,436,091	1.49

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	808,792	30,855,415	3.68

Other Diversified Financial Services
Citigroup, Inc.	673,095	32,288,367	3.86

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	73,539	5,519,837	0.66

Pharmaceuticals
Bristol-Myers Squibb Company	543,164	24,273,999	2.90
Roche Holding AG	68,759	17,106,945	2.04
		41,380,944	4.94

Railroads
Canadian Pacific Railway Ltd.	194,858	23,651,864	2.83
Union Pacific Corporation	151,075	23,307,851	2.78
		46,959,715	5.61

Restaurants
Chipotle Mexican Grill, Inc.*	55,490	20,217,781	2.41
Starbucks Corporation	358,008	23,445,944	2.80
		43,663,725	5.21

Specialized Finance
Moody's Corporation	207,307	12,631,216	1.51

Specialized REITs
American Tower Corporation - Cl. A	118,210	8,649,426	1.03

TOTAL COMMON STOCKS (Cost $583,812,539)		820,069,861	97.92

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	20,157,719	20,157,719	2.41

TOTAL SHORT-TERM INVESTMENTS (Cost $20,157,719)		20,157,719	2.41

TOTAL INVESTMENTS (Cost $603,970,258)	$840,227,580	100.33%

Liabilities, Less Cash and Other Assets	(2,785,654)	(0.33)

NET ASSETS	$837,441,926	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	20,064	$2,176,142	0.39%
Precision Castparts Corp.	77,888	17,603,467	3.19
Rolls-Royce Holdings PLC*	597,013	10,297,022	1.87
		30,076,631	5.45

Apparel Retail
The TJX Companies, Inc.	228,587	11,443,065	2.08

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	170,778	11,189,375	2.03

Automotive Retail
AutoZone, Inc.*	24,723	10,474,888	1.90

Biotechnology
Biogen Idec Inc.*	133,009	28,623,537	5.19
Gilead Sciences, Inc.*	541,872	27,749,265	5.03
		56,372,802	10.22

Brewers
Anheuser-Busch InBev N.V. Spon. ADR	154,331	13,929,916	2.53

Broadcasting
CBS Corporation - Cl. B	290,796	14,211,200	2.58

Cable & Satellite
Comcast Corporation - Cl. A	141,902	5,942,856	1.08
Liberty Global PLC - Cl. A*	125,329	9,284,372	1.68
		15,227,228	2.76

Casinos & Gaming
Wynn Resorts Ltd.	97,319	12,456,832	2.26

Consumer Finance
American Express Company	74,564	5,574,405	1.01

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	39,435	3,206,066	0.58
Visa, Inc. - Cl. A	95,142	17,387,200	3.16
		20,593,266	3.74

Diversified Banks
Wells Fargo & Company	345,976	14,278,429	2.59

Fertilizers & Agricultural Chemicals
Monsanto Company	190,914	$18,862,303	3.42%

Footwear
NIKE, Inc. - Cl. B	165,245	10,522,802	1.91

Home Improvement Retail
The Home Depot, Inc.	187,003	14,487,122	2.63

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	170,803	10,793,042	1.96

Industrial Machinery
Pentair Ltd.	145,752	8,408,433	1.53

Internet Retail
Amazon.com, Inc.*	25,590	7,106,087	1.29
priceline.com, Inc.*	16,366	13,536,810	2.45
		20,642,897	3.74

Internet Software & Services
eBay, Inc.*	273,915	14,166,884	2.57
Google, Inc. - Cl. A*	25,945	22,841,200	4.14
Yahoo!, Inc.*	188,140	4,724,195	0.86
		41,732,279	7.57

IT Consulting & Other Services
Accenture plc - Cl. A	195,376	14,059,257	2.55

Movies & Entertainment
The Walt Disney Company	150,245	9,487,972	1.72

Multi-Line Insurance
American International Group, Inc.*	381,392	17,048,222	3.09

Oil & Gas Equipment & Services
Schlumberger Ltd.	139,298	9,982,095	1.81

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	186,751	7,124,551	1.29

Other Diversified Financial Services
Citigroup, Inc.	432,552	20,749,519	3.76

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	55,793	4,187,823	0.76
Mondelez International, Inc. - Cl. A	193,823	5,529,770	1.00
		9,717,593	1.76

Pharmaceuticals
Bristol-Myers Squibb Company	279,297	12,481,783	2.26
Roche Holding AG	53,348	13,272,754	2.41
		25,754,537	4.67

Railroads
Canadian Pacific Railway Ltd.	103,511	12,564,165	2.28
CSX Corporation	206,779	4,795,205	0.87

Union Pacific Corporation	111,342	$17,177,844	3.11%
		34,537,214	6.26

Restaurants
Chipotle Mexican Grill, Inc.*	12,384	4,512,110	0.82
Starbucks Corporation	170,735	11,181,435	2.03
		15,693,545	2.85

Semiconductor Equipment
ASML Holding N.V.	119,003	9,413,137	1.71

Semiconductors
Texas Instruments, Inc.	92,204	3,215,153	0.58

Specialized Finance
Moody's Corporation	32,334	1,970,111	0.36

Specialized REITs
American Tower Corporation - Cl. A	77,947	5,703,382	1.03

Specialty Chemicals
The Sherwin-Williams Company	52,272	9,231,235	1.67

Trading Companies & Distributors
United Rentals, Inc.*	127,134	6,345,258	1.15
W.W. Grainger, Inc.	16,838	4,246,207	0.77
		10,591,465	1.92

TOTAL COMMON STOCKS (Cost $406,705,131)		545,555,903	98.94

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	7,958,577	7,958,577	1.44

TOTAL SHORT-TERM INVESTMENTS (Cost $7,958,577)		7,958,577	1.44

TOTAL INVESTMENTS (Cost $414,663,708)		553,514,480	100.38

Liabilities, Less Cash and Other Assets		(2,120,163)	(0.38)

NET ASSETS		$551,394,317	100.00%

*	Non-income producing.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Belgium	$13,929,916	2.52%
Canada	23,753,540	4.29
Ireland	14,059,257	2.54
Netherlands	19,395,232	3.50
Switzerland	13,272,754	2.40
United Kingdom	19,581,394	3.54
United States(1)	449,522,387	81.21
	$553,514,480	100.00%

(1) Includes short-term securities.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.*	34,379	$2,168,627	0.75%
Precision Castparts Corp.	40,239	9,094,417	3.13
TransDigm, Inc.	18,451	2,892,563	0.99
		14,155,607	4.87

Apparel Retail
Ross Stores, Inc.	84,430	5,471,908	1.88

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	55,891	3,661,978	1.26
Ralph Lauren Corporation - Cl. A	16,808	2,920,222	1.00
		6,582,200	2.26

Application Software
salesforce.com, inc.*	100,663	3,843,313	1.32

Automobile Manufacturers
Tesla Motors, Inc.*	32,113	3,449,900	1.19

Automotive Retail
Monro Muffler Brake, Inc.	64,536	3,100,955	1.07

Biotechnology
Alkermes PLC*	167,908	4,815,601	1.66
Biogen Idec Inc.*	57,395	12,351,404	4.25
BioMarin Pharmaceutical, Inc.*	45,625	2,545,419	0.87
Gilead Sciences, Inc.*	243,246	12,456,628	4.28
Incyte Corporation Ltd.*	64,832	1,426,304	0.49
		33,595,356	11.55

Cable & Satellite
Liberty Global PLC - Series C*	76,155	5,170,163	1.78

Casinos & Gaming
Wynn Resorts Ltd.	54,440	6,968,320	2.39

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	53,623	4,359,550	1.50
MasterCard, Inc. - Cl. A	14,625	8,402,062	2.89
		12,761,612	4.39

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	122,984	6,409,926	2.20

Distributors
LKQ Corporation*	152,549	$3,928,137	1.35%

Fertilizers & Agricultural Chemicals
Monsanto Company	103,490	10,224,812	3.51

General Merchandise Stores
Dollar Tree, Inc.*	136,939	6,961,979	2.39

Household Products
Church & Dwight Company, Inc.	58,696	3,622,130	1.24

Industrial Machinery
Pentair Ltd.	113,993	6,576,256	2.26

Insurance Brokers
Brown & Brown, Inc.	47,569	1,533,625	0.53

Internet Retail
Expedia, Inc.	74,107	4,457,536	1.53

Internet Software & Services
Google, Inc. - Cl. A*	11,047	9,725,447	3.34
VeriSign, Inc.*	78,378	3,500,362	1.20
Yahoo!, Inc.*	145,930	3,664,302	1.26
		16,890,111	5.80

Investment Banking & Brokerage
Morgan Stanley	147,174	3,595,461	1.24

IT Consulting & Other Services
Accenture plc - Cl. A	65,322	4,700,571	1.62

Movies & Entertainment
The Walt Disney Company	153,426	9,688,852	3.33

Oil & Gas Equipment & Services
Schlumberger Ltd.	93,032	6,666,673	2.29

Other Diversified Financial Services
Citigroup, Inc.	196,983	9,449,275	3.25

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	80,920	6,073,855	2.09
Mondelez International, Inc. - Cl. A	230,403	6,573,398	2.26
		12,647,253	4.35

Railroads
Genesee & Wyoming, Inc. - Cl. A*	99,199	8,416,043	2.89

Regional Banks
City National Corporation	67,008	4,246,297	1.46

Research & Consulting Services
IHS, Inc. - Cl. A*	70,533	7,362,235	2.53
Verisk Analytics, Inc. - Cl. A*	89,673	5,353,478	1.84
		12,715,713	4.37
Restaurants
Chipotle Mexican Grill, Inc.*	12,304	4,482,962	1.54

Dunkin' Brands Group, Inc.	145,178	$6,216,522	2.14%
		10,699,484	3.68

Semiconductor Equipment
ASML Holding N.V.	47,612	3,766,109	1.29

Soft Drinks
Monster Beverage Corporation*	43,463	2,641,247	0.91

Specialized Finance
IntercontinentalExchange, Inc.*	20,874	3,710,562	1.27

Specialized REITs
American Tower Corporation - Cl. A	59,838	4,378,346	1.50

Specialty Chemicals
Ecolab, Inc.	35,547	3,028,249	1.04
The Sherwin-Williams Company	33,224	5,867,358	2.02
		8,895,607	3.06

Specialty Stores
Tractor Supply Company	69,237	8,142,964	2.80

Trading Companies & Distributors
MRC Global, Inc.*	219,954	6,075,129	2.09
United Rentals, Inc.*	94,368	4,709,907	1.62
W.W. Grainger, Inc.	25,877	6,525,662	2.24
		17,310,698	5.95

TOTAL COMMON STOCKS (Cost $222,635,881)		287,375,001	98.77

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	4,962,047	4,962,047	1.71

TOTAL SHORT-TERM INVESTMENTS (Cost $4,962,047)		4,962,047	1.71

TOTAL INVESTMENTS (Cost $227,597,928)		292,337,048	100.48

Liabilities, Less Cash and Other Assets		(1,391,737)	(0.48)

NET ASSETS		$290,945,311	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Rolls-Royce Holdings PLC*	190,714	$3,289,353	2.95%

Airlines
Ryanair Holdings PLC Spon. ADR	46,013	2,371,050	2.13

Alternative Carriers
Ziggo N.V.	61,718	2,470,307	2.22

Apparel, Accessories & Luxury Goods
Adidas A.G.	22,326	2,416,100	2.17
lululemon athletica, inc.*	40,209	2,634,494	2.36
Swatch Group AG	4,045	2,214,033	1.99
		7,264,627	6.52

Auto Parts & Equipment
Continental A.G.	13,290	1,774,869	1.59

Automobile Manufacturers
Bayerische Motoren Werke AG	35,100	3,069,313	2.76
Honda Motor Co., Ltd.	95,400	3,544,555	3.18
		6,613,868	5.94

Brewers
Anheuser-Busch InBev N.V.	34,856	3,102,874	2.79

Cable & Satellite
Liberty Global PLC - Series C*	67,092	4,554,876	4.09
Naspers Ltd. - Cl. N	35,103	2,592,318	2.33
		7,147,194	6.42

Computer Storage & Peripherals
Seagate Technology PLC	39,284	1,761,102	1.58

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	4,898	2,813,901	2.52
Wirecard A.G.	36,346	989,247	0.89
		3,803,148	3.41

Distillers & Vintners
Diageo PLC	117,363	3,355,860	3.01

Diversified Banks
Barclays PLC	511,862	2,167,779	1.95

Mizuho Financial Group, Inc.	1,169,600	$2,429,296	2.18%
		4,597,075	4.13

Diversified Capital Markets
UBS A.G.	264,644	4,505,294	4.05

Electrical Components & Equipment
Schneider Electric S.A.	20,823	1,510,520	1.36

Fertilizers & Agricultural Chemicals
Syngenta A.G.	5,007	1,959,226	1.76

Food Retail
Seven & I Holdings Co., Ltd.	58,400	2,134,503	1.92

General Merchandise Stores
Dollarama, Inc.	16,793	1,175,366	1.06

Hotels, Resorts & Cruise Lines
InterContinental Hotels Group PLC	123,343	3,391,781	3.05

Industrial Machinery
FANUC Corporation	23,500	3,407,239	3.06

Internet Retail
Rakuten, Inc.	140,300	1,659,326	1.49

Internet Software & Services
MercadoLibre, Inc.	10,413	1,122,105	1.01
Telecity Group PLC	254,015	3,917,528	3.52
Yandex N.V. - Cl. A*	89,961	2,485,623	2.23
		7,525,256	6.76

IT Consulting & Other Services
Accenture plc - Cl. A	37,640	2,708,574	2.43

Life & Health Insurance
AIA Group Ltd.	736,200	3,118,104	2.80

Movies & Entertainment
Imax Corporation*	41,376	1,028,607	0.92

Oil & Gas Drilling
Seadrill Ltd.	34,771	1,403,582	1.26

Packaged Foods & Meats
Nestlé S.A.	51,685	3,389,853	3.04

Pharmaceuticals
GlaxoSmithKline PLC	71,719	1,797,654	1.61
Roche Holding AG	18,985	4,723,387	4.24
		6,521,041	5.85

Railroads
Canadian Pacific Railway Ltd.	38,070	4,616,399	4.14

Real Estate Operating Companies
Global Logistic Properties Ltd.	1,034,000	2,243,393	2.01

Semiconductor Equipment
ASML Holding N.V.	45,126	$3,560,712	3.20%

Semiconductors
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	131,468	2,408,494	2.16

Trading Companies & Distributors
Marubeni Corporation	232,000	1,550,877	1.39

TOTAL COMMON STOCKS (Cost $91,875,265)		107,369,474	96.40

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	3,621,147	3,621,147	3.25

TOTAL SHORT-TERM INVESTMENTS (Cost $3,621,147)		3,621,147	3.25

TOTAL INVESTMENTS (Cost $95,496,412)		110,990,621	99.65

Cash and Other Assets, Less Liabilities		384,900	0.35

NET ASSETS		$111,375,521	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Argentina	$1,122,105	1.01%
Belgium	3,102,874	2.80
Canada	9,454,866	8.52
China/Hong Kong	3,118,104	2.81
France	1,510,520	1.36
Germany	8,249,529	7.43
Ireland	6,840,726	6.16
Japan	14,725,796	13.27
Netherlands	6,031,019	5.43
Norway	1,403,582	1.26
Russia	2,485,623	2.24
Singapore	2,243,393	2.02
South Africa	2,592,318	2.34
Switzerland	16,791,793	15.13
Taiwan	2,408,494	2.17
United Kingdom	22,474,831	20.25
United States(1)	6,435,048	5.80
	$110,990,621	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	110,231	$7,222,335	1.04%

Application Software
Model N, Inc.*	166,177	3,881,895	0.56

Automobile Manufacturers
Tesla Motors, Inc.*	64,336	6,911,616	1.00

Automotive Retail
AutoZone, Inc.*	66,275	28,080,055	4.06

Biotechnology
Biogen Idec Inc.*	106,841	22,992,183	3.32
Celgene Corporation*	114,408	13,375,439	1.93
Gilead Sciences, Inc.*	399,657	20,466,435	2.96
		56,834,057	8.21

Broadcasting
CBS Corporation - Cl. B	164,015	8,015,413	1.16
Television Broadcasts Ltd.	773,000	5,356,947	0.77
		13,372,360	1.93

Cable & Satellite
Liberty Global PLC - Series C*	385,619	26,179,674	3.78

Casinos & Gaming
Wynn Resorts Ltd.	150,710	19,290,880	2.79

Data Processing & Outsourced Services
QIWI PLC Spon. ADR	372,094	8,632,581	1.25

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	453,139	23,617,605	3.41

Distributors
LKQ Corporation*	266,910	6,872,932	0.99

Diversified Capital Markets
UBS A.G.	785,637	13,374,668	1.93

Diversified REITs
Fibra Uno Administracion S.A. de C.V.	3,597,600	12,080,431	1.75

Fertilizers & Agricultural Chemicals
Monsanto Company	200,612	19,820,466	2.86

Home Improvement Retail
Lowe's Companies, Inc.	672,569	$27,508,072	3.97%

Internet Retail
Amazon.com, Inc.*	49,510	13,748,432	1.98
priceline.com, Inc.*	16,557	13,694,791	1.98
		27,443,223	3.96

Internet Software & Services
Equinix, Inc.*	56,125	10,367,410	1.50
Google, Inc. - Cl. A*	23,480	20,671,088	2.99
Yahoo!, Inc.*	290,166	7,286,068	1.05
		38,324,566	5.54

IT Consulting & Other Services
Accenture plc - Cl. A	169,063	12,165,773	1.76

Leisure Facilities
SeaWorld Entertainment, Inc.	81,826	2,872,093	0.41

Life & Health Insurance
AIA Group Ltd.	2,989,400	12,661,315	1.83

Movies & Entertainment
The Walt Disney Company	318,324	20,102,160	2.90

Other Diversified Financial Services
Citigroup, Inc.	359,391	17,239,986	2.49

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	264,666	19,865,830	2.87
Mondelez International, Inc. - Cl. A	824,911	23,534,711	3.40
		43,400,541	6.27

Railroads
CSX Corporation	1,094,900	25,390,731	3.67

Real Estate Operating Companies
Global Logistic Properties Ltd.	8,761,000	19,008,087	2.75

Research & Consulting Services
IHS, Inc. - Cl. A*	132,531	13,833,586	2.00

Semiconductor Equipment
ASML Holding N.V.	253,339	20,039,115	2.89

Semiconductors
Texas Instruments, Inc.	295,101	10,290,172	1.49

Specialized Finance
IntercontinentalExchange, Inc.*	56,011	9,956,515	1.44

Trading Companies & Distributors
MRC Global, Inc.*	502,537	13,880,072	2.01
United Rentals, Inc.*	348,658	17,401,521	2.51
		31,281,593	4.52

Wireless Telecommunication Services
SBA Communications Corporation - Cl. A*	90,750	6,726,390	0.97

TOTAL COMMON STOCKS (Cost $525,921,260)		$584,415,473	84.42%

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Aerospace & Defense
TransDigm, Inc., 7.750%, 12/15/18	$4,256,000	4,479,440	0.65

Cable & Satellite
CCO Holdings LLC, 7.250%, 10/30/17	4,099,000	4,350,064	0.63
Dish DBS Corp., 6.625%, 10/1/14	4,099,000	4,273,207	0.62
		8,623,271	1.25

Casinos & Gaming
Marina District Finance Company, Inc., 9.500%, 10/15/15	2,855,000	2,969,200	0.43

Research & Consulting Services
Nielsen Finance Co., 7.750%, 10/15/18	5,185,000	5,573,875	0.80

Wireless Telecommunication Services
Crown Castle International Corp., 7.125%, 11/1/19	7,392,000	7,890,960	1.14

TOTAL CORPORATE BONDS (Cost $29,029,342)		29,536,746	4.27

INTERNATIONAL BONDS
Alternative Carriers
Ziggo Bond Co. 144A, 8.000%, 5/15/18	€6,086,000	8,456,563	1.22

TOTAL INTERNATIONAL BONDS (Cost $8,192,185)		8,456,563	1.22

	Number of Warrants	Value	Percent of Net Assets
PREFERRED STOCKS
Thrifts & Mortgage Finance
First Niagara Financial Group, Inc., Series B, 8.625%	212,799	6,064,772	0.88

TOTAL PREFERRED STOCKS (Cost $5,319,975)		6,064,772	0.88

WARRANTS
Oil & Gas Storage & Transportation
Kinder Morgan, Inc., Strike Price: $40.00, Expiration Date: May 25, 2017*	277,141	1,418,962	0.20

TOTAL WARRANTS (Cost $527,954)		1,418,962	0.20

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	48,176,921	$48,176,921	6.96%

TOTAL SHORT-TERM INVESTMENTS (Cost $48,176,921)		48,176,921	6.96

TOTAL INVESTMENTS (Cost $617,167,637)		678,069,437	97.95

Cash and Other Assets, Less Liabilities		14,195,167	2.05

NET ASSETS		$692,264,604	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Canada	$7,222,335	1.07%
China/Hong Kong	18,018,262	2.66
Ireland	12,165,773	1.80
Mexico	12,080,431	1.78
Netherlands	28,495,678	4.20
Russia	8,632,581	1.27
Singapore	19,008,087	2.80
Switzerland	13,374,668	1.97
United Kingdom	26,179,674	3.86
United States(1)	532,891,948	78.59
	$678,069,437	100.00%

(1)	Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	4,901	$531,562	0.97%
Precision Castparts Corp.	6,847	1,547,491	2.83
Rolls-Royce Holdings PLC*	141,954	2,448,361	4.47
		4,527,414	8.27

Alternative Carriers
Ziggo N.V.	30,182	1,208,056	2.21

Apparel Retail
The TJX Companies, Inc.	34,584	1,731,275	3.16

Apparel, Accessories & Luxury Goods
Hermes International	4,660	1,504,290	2.75
lululemon athletica, inc.*	33,315	2,182,799	3.99
Luxottica Group SpA Spon. ADR	32,183	1,627,172	2.97
		5,314,261	9.71

Automobile Manufacturers
Tesla Motors, Inc.*	4,022	432,083	0.79

Automotive Retail
AutoZone, Inc.*	2,190	927,881	1.70

Biotechnology
Biogen Idec Inc.*	9,974	2,146,405	3.92
Gilead Sciences, Inc.*	38,544	1,973,838	3.61
		4,120,243	7.53

Brewers
Anheuser-Busch InBev N.V.	19,333	1,721,020	3.14

Cable & Satellite
Comcast Corporation - Cl. A	26,512	1,110,323	2.03

Data Processing & Outsourced Services
QIWI PLC Spon. ADR	28,916	670,851	1.23

Distillers & Vintners
Diageo PLC	52,805	1,509,898	2.76

Diversified Banks
Wells Fargo & Company	44,506	1,836,763	3.36

Fertilizers & Agricultural Chemicals
Monsanto Company	20,934	2,068,279	3.78

Footwear
NIKE, Inc. - Cl. B	19,788	$1,260,100	2.30%

Home Improvement Retail
The Home Depot, Inc.	23,350	1,808,924	3.31

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	13,067	825,704	1.51

Hypermarkets & Super Centers
PriceSmart, Inc.	13,683	1,199,041	2.19

Industrial Machinery
Pentair Ltd.	20,007	1,154,204	2.11

Internet Software & Services
eBay, Inc.*	20,572	1,063,984	1.94
Google, Inc. - Cl. A*	3,081	2,712,420	4.96
MercadoLibre, Inc.	9,851	1,061,544	1.94
		4,837,948	8.84

IT Consulting & Other Services
Accenture plc - Cl. A	14,602	1,050,760	1.92

Other Diversified Financial Services
Citigroup, Inc.	37,499	1,798,827	3.29

Packaged Foods & Meats
Nestlé S.A.	25,919	1,699,944	3.11

Pharmaceuticals
Bristol-Myers Squibb Company	36,457	1,629,263	2.98
Roche Holding AG	11,315	2,815,124	5.14
		4,444,387	8.12

Railroads
Canadian Pacific Railway Ltd.	8,073	978,939	1.79

Real Estate Operating Companies
Global Logistic Properties Ltd.	589,000	1,277,909	2.34

Restaurants
Starbucks Corporation	19,197	1,257,212	2.30

Semiconductor Equipment
ASML Holding N.V.	13,407	1,060,494	1.94

TOTAL COMMON STOCKS (Cost $41,087,605)		51,832,740	94.74

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	3,459,328	3,459,328	6.32

TOTAL SHORT-TERM INVESTMENTS (Cost $3,459,328)		3,459,328	6.32

TOTAL INVESTMENTS (Cost $44,546,933)	$55,292,068	101.06%

Liabilities, Less Cash and Other Assets	(579,444)	(1.06)

NET ASSETS	$54,712,624	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Argentina	$1,061,544	1.92%
Belgium	1,721,020	3.11
Canada	3,161,738	5.72
France	1,504,290	2.72
Ireland	1,050,760	1.90
Italy	1,627,172	2.95
Netherlands	2,268,550	4.10
Russia	670,851	1.21
Singapore	1,277,909	2.31
Switzerland	4,515,068	8.17
United Kingdom	3,958,259	7.16
United States(1)	32,474,907	58.73
	$55,292,068	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review and determination of the appropriate price by the Adviser. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2013:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$201,535,625	$-	$-	$201,535,625
Consumer Staples	59,387,209	-	-	59,387,209
Energy	43,291,506	-	-	43,291,506
Financials	141,305,296	-	-	141,305,296
Health Care	133,317,596	-	-	133,317,596
Industrials	79,012,227	-	-	79,012,227
Information Technology	131,423,948	-	-	131,423,948
Materials	30,796,454	-	-	30,796,454
Short-term Investments	20,157,719	-	-	20,157,719
				$840,227,580

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	$156,629,968	$-	$-	$156,629,968
Consumer Staples	23,647,509	-	-	23,647,509
Energy	17,106,646	-	-	17,106,646
Financials	65,324,068	-	-	65,324,068
Health Care	82,127,339	-	-	82,127,339
Industrials	83,613,743	-	-	83,613,743
Information Technology	89,013,092	-	-	89,013,092
Materials	28,093,538	-	-	28,093,538
Short-term Investments	7,958,577	-	-	7,958,577
				$553,514,480
Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	74,622,398	-	-	74,622,398
Consumer Staples	25,320,556	-	-	25,320,556
Energy	6,666,673	-	-	6,666,673
Financials	26,913,566	-	-	26,913,566
Health Care	33,595,356	-	-	33,595,356
Industrials	59,174,317	-	-	59,174,317
Information Technology	41,961,716	-	-	41,961,716
Materials	19,120,419	-	-	19,120,419
Short-term Investments	4,962,047	-	-	4,962,047
				$292,337,048
Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	30,055,638	-	-	30,055,638
Consumer Staples	11,983,090	-	-	11,983,090
Energy	1,403,582	-	-	1,403,582
Financials	14,463,866	-	-	14,463,866
Health Care	6,521,041	-	-	6,521,041
Industrials	16,745,438	-	-	16,745,438
Information Technology	21,767,286	-	-	21,767,286
Materials	1,959,226	-	-	1,959,226
Telecommunication Services	2,470,307	-	-	2,470,307
Short-term Investments	3,621,147	-	-	3,621,147
				$110,990,621

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	$185,855,400	$-	$-	$185,855,400
Consumer Staples	67,018,146	-	-	67,018,146
Financials	84,321,002	-	-	84,321,002
Health Care	56,834,057	-	-	56,834,057
Industrials	70,505,910	-	-	70,505,910
Information Technology	93,334,102	-	-	93,334,102
Materials	19,820,466	-	-	19,820,466
Telecommunication Services	6,726,390	-	-	6,726,390
Corporate Bonds	-	29,536,746	-	29,536,746
International Bond	-	8,456,563	-	8,456,563
Preferred Stock	6,064,772	-	-	6,064,772
Warrants	1,418,962	-	-	1,418,962
Short-term Investments	48,176,921	-	-	48,176,921
				$678,069,437
Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	14,667,763	-	-	14,667,763
Consumer Staples	6,129,903	-	-	6,129,903
Financials	4,913,499	-	-	4,913,499
Health Care	8,564,630	-	-	8,564,630
Industrials	6,660,557	-	-	6,660,557
Information Technology	7,620,053	-	-	7,620,053
Materials	2,068,279	-	-	2,068,279
Telecommunication Services	1,208,056	-	-	1,208,056
Short-term Investments	3,459,328	-	-	3,459,328
				$55,292,068

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. Values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2009-2013 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2013 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$609,007,640	$415,135,530	$229,541,369	$96,065,530	$618,402,427	$44,606,933

Gross Unrealized Appreciation	$236,491,400	$142,124,107	$64,323,263	$15,946,855	$65,282,054	$10,869,363
Gross Unrealized Depreciation	(5,271,460)	(3,745,157)	(1,527,584)	(1,021,764)	(5,615,044)	(184,228)

Net Unrealized Appreciation (Depreciation) on Investments	$231,219,940	$138,378,950	$62,795,679	$14,925,091	$59,667,010	$10,685,135

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2013 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 23, 2013

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	August 23, 2013